Worthington Value Line Equity Advantage Fund
Worthington Value Line Equity Advantage Fund
Investment objectives
The Fund’s primary investment objective is capital appreciation.
Current income is a secondary investment objective.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Worthington Value Line Equity Advantage Fund		Investor Class	Institutional Class
Management Fees	[1]	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[2]	0.85%	0.85%
Acquired Fund Fees and Expenses	[3]	0.97%	0.97%
Total Annual Fund Operating Expenses		3.07%	2.82%
Less: Fee Waiver and Expense Reimbursement	[4]	0.60%	0.60%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		2.47%	2.22%
[1]	"Management Fees" consist of the Fund's investment management fee to Worthington Capital Management LLC (the "Manager") and the Fund's investment advisory fee to EULAV Asset Management (the "Adviser"), each of which is paid at the annual rate of 0.50% of the Fund's average daily net assets.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year and are fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying or "acquired" funds. "Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets to be disclosed in the Fund's annual and semi-annual reports to shareholders (or in the financial highlights table of this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect cost of investing in acquired funds.
[4]	The Adviser, the Manager and EULAV Securities LLC, the Fund's principal underwriter (the "Distributor"), have agreed to waive a portion of their management, advisory and, in the case of the Investor Class, the Rule 12b-1 fees, and the Manager has further agreed to reimburse certain expenses of the Fund, to the extent necessary to limit the total annual operating expenses of each class (other than those attributable to Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, and extraordinary expenses not incurred in the ordinary course of the Fund's business) to a specified percentage of such class' average daily net assets (the "Expense Limitation"). Pursuant to the Expense Limitation, the total annual operating expenses (subject to the specified exclusions) will be limited to the annualized rate of 1.50% and 1.25% of the average daily net assets attributable to Investor Class shares and Institutional Class shares, respectively. The Adviser, the Manager and the Distributor may subsequently recover the reimbursed expenses and/or waived fees from a particular class (within 3 years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that such class' expense ratio is less than the Expense Limitation. The Expense Limitation can be terminated or modified before June 30, 2017 only with the agreement of the Board of Trustees of the Value Line Funds Investment Trust (the "Trust").

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the fee waiver and expense reimbursement is in place for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Worthington Value Line Equity Advantage Fund - USD ($)	1 Year	3 Years
Investor Class	273	889
Institutional Class	225	817

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From February 2, 2015 (when the Fund commenced operations) through June 20, 2015, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal investment strategies of the Fund
The Fund, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity or equity-related securities (such as preferred stocks). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Fund primarily invests in a diversified basket of U.S. closed-end funds, which the Adviser believes offer opportunities for growth and dividend income. To a lesser extent, the Fund invests in exchange traded funds or “ETFs” and preferred stocks. Because the Fund invests primarily in closed-end funds and to a lesser extent ETFs, the Fund is similar in nature to a fund of funds. However, unlike a fund of funds that allocates its assets based on the perceived ability of the advisers to the underlying funds, the Adviser actively manages the Fund’s portfolio among the underlying closed-end funds based on its research and analysis of the market and the investment merit of the underlying closed-end funds themselves.

A closed-end fund is an investment company that has a fixed number of shares which, unlike mutual funds, are not redeemable from the fund. Instead shares of closed-end funds can be purchased and sold only in the securities markets. Similar to mutual funds, closed-end funds can invest in a variety of stocks, bonds and other financial instruments, and closed-end funds often focus their investments on particular sectors, markets, regions and industries. An ETF is an investment company that seeks to track the performance of a specific market index. These indices include broad-market indices (such as the S&P 500 Index or the Barclays Capital Aggregate Index) and narrow market indices, including those relating to particular sectors, markets, regions and industries. The Fund may also invest in actively managed ETFs and ETFs utilizing leverage to attempt to outperform a stated benchmark. The Adviser selects ETFs based on their ability to offer specific asset class, sector and style exposure in a cost- and tax-efficient manner.

The Fund invests in closed-end funds that primarily invest in equity and dividend income-producing securities. The Adviser uses the following multi-step process to build and manage the portfolio. The portfolio construction process begins with the proprietary model developed by Value Line, Inc. (“Value Line”) and the Manager that ranks all closed-end funds that invest in equity and dividend income producing securities according to a number of factors, including both technical and valuation-driven criteria. The model also filters out the closed-end funds which have extreme or excessive values with respect to characteristics that the Manager and/or the Adviser identifies as relevant in selecting a universe of potential buying opportunities with unique investment value. For example, closed-end funds that trade at a premium or have leverage ratios that the Adviser identifies as excessive will be screened out during the quantitative selection process. The model also considers, among other factors, the turnover of a closed-end fund’s portfolio to avoid investment in funds that engage in excessive trading as well as the trading volume of the shares of the closed-end fund to ensure there is an appropriate level of liquidity.

After the initial screening process, the Adviser then qualitatively analyzes the closed-end funds remaining on the list generated by the proprietary model, including, but not limited to, reviewing each fund’s management, portfolio allocations, and economic assessment. In addition, the Adviser attempts to identify potential tactical opportunities. The Adviser may from time to time select closed-end funds that have been pared from the list if the Adviser believes they offer attractive investment opportunities for growth or dividend income not adequately reflected in their ranking by the proprietary model. The Fund also may invest in equities and equity-related securities, such as ETFs and preferred stocks, that are not ranked by Value Line’s proprietary model but meet the Fund’s investment objectives.

The Fund’s investment in any one underlying fund is not expected to exceed, under normal position, 10% of the Fund’s total assets. The Fund’s underlying closed-end funds and ETFs may invest in companies of any market capitalization and, directly or indirectly, in securities of issuers located outside of the United States, including emerging markets. The Adviser anticipates that most of the Fund’s underlying closed-end funds and ETFs will invest primarily in U.S. companies. The closed-end funds and ETFs in which the Fund invests may engage in a variety of investment techniques, such as selling securities short and leveraging their portfolios to magnify the effect of changes in the value of their investments, and/or to benefit from (or protect against) an anticipated decline in the value of their investments.

The Investment Company Act of 1940 (the “1940 Act”) restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including closed-end funds and ETFs. However, pursuant to exemptive orders issued by the Securities and Exchange Commission to various ETF sponsors, the Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including a condition that the Fund enter into an agreement with the relevant ETF sponsor prior to investing beyond the 1940 Act’s limits.

The Adviser may sell a security when it believes the security is approaching the value at which the Adviser believes no longer warrants continued investment, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. The Fund will also be subject to the risks associated with its own investment strategies and the principal investment strategies of the underlying investment companies in which the Fund invests. There is no assurance that the Fund will achieve its investment objectives. Before you invest in the Fund you should carefully evaluate the risks.

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Fund of Funds Risk.  The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to and depend on the performance of the underlying securities, such as the closed-end funds or ETFs, in which it invests.  The Fund’s investment in underlying funds exposes the Fund to the risks associated with the types of securities in which the underlying fund invests and the investment techniques that they employ.  Market fluctuations will change the weightings of the underlying funds in the Fund’s portfolio from their target weightings.  Underlying funds may periodically change their investment objectives, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment objectives.  The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  Shareholders in the Fund will bear the Fund’s operating expenses as well as the Fund’s proportionate share of the expenses of the underlying funds.  It is possible to lose money by investing in underlying funds.  An investment in an underlying fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or the Adviser or the Manager.  In addition to the risks generally associated with investing in mutual funds, investing in underlying funds that are closed-end funds and ETFs create other risks.  For example, certain of the closed-end funds and ETFs in which the Fund may invest are leveraged.  The more the Fund invests in such leveraged funds, the more this leverage will magnify any losses on those investments.

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Asset Allocation Risk.  The risk that the selection by the Adviser of certain funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with similar investment objectives.

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Management Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are invested in other investments.

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Closed-End Funds Risk.  The risk that closed-end funds in which the Fund invests will expose the Fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.  Closed-end funds frequently trade at a discount from their net asset value (“NAV”), which may affect whether the Fund will realize gain or loss upon its sale of the closed-end funds’ shares.  Closed-end funds may employ leverage, which also subjects the closed-end fund to increased risks such as increased volatility.

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Exchange-Traded Funds (ETFs) Risk. The risk that the ETF will not closely track its benchmark index, or that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Fund of owning shares of the ETF will exceed those the Fund would incur by investing in such securities directly.

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Expenses Risk.  The risk that the Fund’s expense structure may result in lower investment returns.  You may invest in underlying funds directly.  By investing in underlying funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of those underlying funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

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Foreign Investments. An underlying fund may invest in foreign securities, either directly or by purchasing American Depository Receipts (“ADRs”) or other investment companies that hold foreign securities or ADRs. Purchases of foreign securities entail certain risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the underlying fund invests, and fluctuations in foreign currency exchange rates may adversely affect the value of foreign securities. Additionally, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

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Leverage/Volatility Risk. The use of leverage by the closed-end funds or ETFs in which the Fund invests will cause the value of the Fund’s shares to be more volatile than if the underlying fund did not employ leverage.  This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities or other investments.  Relatively small market movements may result in large changes in the value of a leveraged investment.  The potential loss on such leveraged investments may be substantial relative to the initial investment therein.  Furthermore, derivative instruments often pose risks similar to the use of leverage, including some types of derivative instruments being highly volatile and subject to occasional rapid and substantial fluctuations in value.  Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the closed-end funds or ETFs in which the Fund invests) trading positions suddenly turn unprofitable.  Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time.  Rapid and dramatic price swings will result in high volatility.  The Fund’s returns may be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

■	Limited History of Operations. The Fund is a recently formed mutual fund and has limited history of operations.

■	Liquidity Risk. The risk that certain securities, including shares of closed-end funds, may be difficult or impossible to sell at the time and price beneficial to the Fund.

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Market Risk.  The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.  It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

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Common Stock Risk.  Stock markets are volatile.  The price of common stock, and other equity securities, in which underlying funds invest fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  Stock prices may decline over short or even extended periods of time.

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Preferred Stock Risk.  Preferred stocks are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both fixed-income securities and common stock.

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Short Sale Risk.  Short sale risk includes the potential loss of more money than the actual cost of the investment and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to an underlying fund.

■	Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

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Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 15.

Fund performance
The Fund commenced operations on February 2, 2015, and therefore has limited performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return and comparing the Fund’s performance to a broad measure of market performance.